Note 8 - Intangible Assets	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]

NOTE 8 Intangible Assets

The Company’s intangible assets consist of core deposit intangibles, goodwill and mortgage servicing rights. A summary of mortgage servicing rights activity for 2021 and 2020 is as follows:

(Dollars in thousands)	2021	2020
Mortgage servicing rights, net:
Balance, beginning of year	$3,043	2,172
Originations	1,405	2,189
Amortization	(1,168)	(1,318)
Balance, end of year	$3,280	3,043
Fair value of mortgage servicing rights	$4,813	3,378

All of the single family loans sold where the Company continues to service the loans are serviced for FNMA under the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced for FNMA at December 31, 2021:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
15 year fixed rate	$117,439	2.85%	142	1,066
30 year fixed rate	424,109	3.42	313	2,663

The gross carrying amount of intangible assets and the associated accumulated amortization at December 31, 2021 and 2020 are presented in the following table. Amortization expense for intangible assets was $1.2 million and $1.4 million for the years ended December 31, 2021 and 2020, respectively.

	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 2021
Mortgage servicing rights	$5,854	(2,574)	3,280
Core deposit intangible	574	(564)	10
Goodwill	802	0	802
Total	$7,230	(3,138)	4,092

December 31, 2020
Mortgage servicing rights	$5,691	(2,648)	3,043
Core deposit intangible	574	(517)	57
Goodwill	802	0	802
Total	$7,067	(3,165)	3,902

The following table indicates the estimated future amortization expense for amortizing intangible assets:

(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
2022	$695	10	705
2023	648	0	648
2024	613	0	613
2025	543	0	543
2026	441	0	441
Thereafter	340	0	340
	$3,280	10	3,290

No amortization expense relating to goodwill is recorded as GAAP does not allow goodwill to be amortized but requires that it be tested for impairment at least annually, or sooner, if there are indications that an impairment may exist. Goodwill was tested for impairment at December 31, 2021 and the Company determined that it was not permanently impaired and no write down was required.

Projections of amortization are based on asset balances and the interest rate environment that existed at December 31, 2021. The Company’s actual experience may be significantly different depending upon changes in mortgage interest rates and other market conditions.